Share-Based Payment Transactions - Schedule of RSU transaction (Details)	12 Months Ended
Dec. 31, 2024
Schedule of RSU transaction [Abstract]
Balance, January 1, 2024
RSUs granted	1,060,000
Expiry of RSUs
Exercise of RSUs
Balance, December 31, 2024	1,060,000